COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2014
COMMITMENTS AND CONTINGENCIES
Summary of notional amount of commitments representing off-balance sheet financial instruments

	2014	2013
	(In thousands)

Commitments to originate residential first and second mortgage loans	$71,067	$65,936
Commitments to originate commercial mortgage loans	38,826	62,626
Commitments to originate non-mortgage loans	57,118	15,778
Unused lines of credit - residential	51,929	67,265
Unused lines of credit - commercial	156,836	148,411
Unused lines of credit - consumer	33	—